Group cash flow statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ 5,138	$ (21,604)		$ 11,680	$ (26,128)
Adjustments to reconcile profit (loss) [abstract]
Adjustments For Depreciation And Amortisation Expense Including Expense Arising From Exploration For And Evaluation Of Mineral Resource, Write-Off	3,659	13,555		7,087	17,712
Adjustments For Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, And Adjustments For Gain Loss On Disposal Of Investments In Subsidiaries, Joint Ventures, And Associates	(3,187)	11,696		(3,919)	12,829
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method, Excluding Dividends Received	(539)	860		(1,172)	1,365
Adjustments For Finance Costs And Interest Expense, Net Of Interest Paid	300	17		329	154
Adjustments for share-based payments	228	351		182	345
Adjustments For Increase (Decrease) In Pension And Other Post-Retirement Benefits	(371)	(34)		(391)	(54)
Adjustments for provisions	1,172	(365)		2,074	(424)
Adjustments For Decrease (Increase) In Inventories And Other Assets And Increase (Decrease) In Other Liabilities	26	(609)		(2,767)	74
Income taxes paid (refund), classified as operating activities	(1,015)	(130)		(1,583)	(1,184)
Cash flows from (used in) operating activities	5,411	3,737		11,520	4,689
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	(2,435)	(3,018)		(5,468)	(6,807)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	0	0		(1)	(17)
Other cash payments to acquire interests in joint ventures, classified as investing activities	(47)	(8)		(789)	(26)
Purchase of interests in associates	(32)	(41)		(54)	(78)
Outflows of cash from investing activities	(2,514)	(3,067)		(6,312)	(6,928)
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	93	10		644	20
Cash flows from losing control of subsidiaries or other businesses	122	670		3,735	1,341
Cash receipts from repayment of advances and loans made to other parties	67	543		128	606
Inflows of cash from investing activities	282	1,223		4,507	1,967
Cash flows from (used in) investing activities	(2,232)	(1,844)		(1,805)	(4,961)
Cash flows from (used in) financing activities [abstract]
Payments to acquire or redeem entity's shares	(500)	0		(500)	(776)
Payments of lease liabilities, classified as financing activities	(514)	(664)		(1,074)	(1,233)
Proceeds from non-current borrowings	1,985	6,846		3,941	9,530
Repayments of non-current borrowings	(67)	(964)		(7,096)	(4,681)
Cash flows from (used in) increase (decrease) in current borrowings	(33)	(215)		189	2,302
Proceeds from issuing other equity instruments	0	11,861		0	11,861
Payments of other equity instruments	(328)	0		(383)	0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	0	(8)		0	(8)
Proceeds from contributions of non-controlling interests	3	0		671	9
Dividends paid to equity holders of parent, classified as financing activities	(1,062)	(2,119)		(2,126)	(4,221)
Dividends paid to non-controlling interests, classified as financing activities	(107)	(74)		(158)	(105)
Cash flows from (used in) financing activities	(623)	14,663		(6,536)	12,678
Effect of exchange rate changes on cash and cash equivalents	24	(42)		(34)	(225)
Cash and cash equivalents	34,256	34,653	[1]	34,256	34,653	[1]
Increase (decrease) in cash and cash equivalents	$ 2,580	16,514		$ 3,145	12,181
Cash and cash equivalents classified as part of disposal group held for sale		$ 436			$ 436

[1]	Second quarter and first half 2020 includes $436 million of cash and cash equivalents classified as assets held for sale in the group balance sheet.